Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.58%	0.06%	2.44%
Lipper Core Bond Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.23%	(0.29%)	2.11%
A
Prospectus [Line Items]
Average Annual Return, Percent		1.91%	(1.29%)	1.78%
C
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	(0.86%)	1.84%
R
Prospectus [Line Items]
Average Annual Return, Percent		6.52%	(0.57%)	2.05%
IS
Prospectus [Line Items]
Average Annual Return, Percent		7.29%	0.18%	2.80%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.34%	(1.39%)	1.24%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	(0.53%)	1.49%
SS
Prospectus [Line Items]
Average Annual Return, Percent		6.97%	(0.12%)	2.49%
R6
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	0.19%	2.81%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Bloomberg US Universal Index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield.
[3]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.